Form N-1A Cover	Oct. 21, 2026	Nov. 28, 2025
Prospectus [Line Items]
Document Type		497
Amendment Flag		false
Registrant Name		Abacus FCF ETF Trust
Entity Central Index Key		0001604813
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 21, 2026
Prospectus Date	Oct. 21, 2026